Document and Entity Information	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	PRE 14A
Entity Registrant Name	TRACON Pharmaceuticals, Inc.
Amendment Flag	false
Entity Central Index Key	0001394319